Land, Building and Equipment - Summary of Land, Buildings and Equipment (Detail) $ in Millions	12 Months Ended
Oct. 31, 2019 CAD ($)
Disclosure of Detailed Information About Land and Buildings [Line items]
Balance at beginning of year	$ 1,795
Balance at end of year	1,813
Gross carrying amount [member]
Disclosure of Detailed Information About Land and Buildings [Line items]
Balance at beginning of year	4,619
Additions	292
Disposals	(269)
Adjustments	1
Balance at end of year	4,643
Accumulated depreciation [Member]
Disclosure of Detailed Information About Land and Buildings [Line items]
Balance at beginning of year	2,824
Depreciation	263
Disposals	(257)
Balance at end of year	2,830
Land and buildings [member]
Disclosure of Detailed Information About Land and Buildings [Line items]
Balance at beginning of year	740
Balance at end of year	714
Land and buildings [member] | Gross carrying amount [member]
Disclosure of Detailed Information About Land and Buildings [Line items]
Balance at beginning of year	1,384
Additions	22
Disposals	(23)
Balance at end of year	1,383
Land and buildings [member] | Accumulated depreciation [Member]
Disclosure of Detailed Information About Land and Buildings [Line items]
Balance at beginning of year	644
Depreciation	38
Disposals	(13)
Balance at end of year	669
Computer equipment [member]
Disclosure of Detailed Information About Land and Buildings [Line items]
Balance at beginning of year	211
Balance at end of year	224
Computer equipment [member] | Gross carrying amount [member]
Disclosure of Detailed Information About Land and Buildings [Line items]
Balance at beginning of year	1,164
Additions	118
Disposals	(239)
Balance at end of year	1,043
Computer equipment [member] | Accumulated depreciation [Member]
Disclosure of Detailed Information About Land and Buildings [Line items]
Balance at beginning of year	953
Depreciation	105
Disposals	(239)
Balance at end of year	819
Office furniture, equipment and other [member]
Disclosure of Detailed Information About Land and Buildings [Line items]
Balance at beginning of year	460
Balance at end of year	492
Office furniture, equipment and other [member] | Gross carrying amount [member]
Disclosure of Detailed Information About Land and Buildings [Line items]
Balance at beginning of year	937
Additions	82
Disposals	(6)
Balance at end of year	1,013
Office furniture, equipment and other [member] | Accumulated depreciation [Member]
Disclosure of Detailed Information About Land and Buildings [Line items]
Balance at beginning of year	477
Depreciation	48
Disposals	(4)
Balance at end of year	521
Leasehold improvements [member]
Disclosure of Detailed Information About Land and Buildings [Line items]
Balance at beginning of year	384
Balance at end of year	383
Leasehold improvements [member] | Gross carrying amount [member]
Disclosure of Detailed Information About Land and Buildings [Line items]
Balance at beginning of year	1,134
Additions	70
Disposals	(1)
Adjustments	1
Balance at end of year	1,204
Leasehold improvements [member] | Accumulated depreciation [Member]
Disclosure of Detailed Information About Land and Buildings [Line items]
Balance at beginning of year	750
Depreciation	72
Disposals	(1)
Balance at end of year	$ 821